                     MORGAN STANLEY ASIA-PACIFIC FUND, INC.

---------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             William G. Morton, Jr.
CHAIRMAN OF THE BOARD       DIRECTOR
OF DIRECTORS                James W. Grisham
Frederick B. Whittemore     VICE PRESIDENT
VICE-CHAIRMAN OF THE        Michael F. Klein
BOARD OF DIRECTORS          VICE PRESIDENT
Warren J. Olsen             Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR      VICE PRESIDENT
Peter J. Chase              Joseph P. Stadler
DIRECTOR                    VICE PRESIDENT
John W. Croghan             Valerie Y. Lewis
DIRECTOR                    SECRETARY
David B. Gill               James R. Rooney
DIRECTOR                    TREASURER
Graham E. Jones             Belinda A. Brady
DIRECTOR                    ASSISTANT TREASURER
John A. Levin
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                            ------------------------

                                 MORGAN STANLEY
                                  ASIA-PACIFIC
                                   FUND, INC.

                             ---------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1996, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 0.41% compared to its benchmark (as defined following) of -2.20%. For the period since the Fund's commencement of operations on August 2, 1994 through September 30, 1996, the Fund's total return, based on net asset value per share, was 3.17% compared with -4.90% for the benchmark. (The benchmark for investment purposes is the weighted average of the percentage change month-on-month of each of four Morgan Stanley Capital International (MSCI) Indices: Japan, Combined Asia Free ex-Japan, Australia, and New Zealand, where the weights are based on the respective market capitalizations of these indices at the beginning of each month). On September 30, 1996, the closing price of the Fund's shares on the New York Stock Exchange was 10 7/8 representing a 14.2% discount to the net asset value per share.

The Fund has outperformed the Index mainly because it was overweighted in Asia ex-Japan and underweighted in Japan. Asia ex-Japan markets were generally strong with a few exceptions, whereas the Japanese market fell 4.9%. Some of the better performing markets were the Philippines (up 17.8%), Malaysia (up 16.2%), Hong Kong (up 15.8%) and Indonesia (up 13.2%).

The Fund however underperformed the benchmark by 1.0% for the third quarter. The Fund had a total return, based on net asset value per share, of -5.80% for the three months ended September 30, 1996, compared with -4.81% for the benchmark. The main reason for the underperformance was due to the overweight in several markets which fell sharply. These were India (down 17.8%), Thailand (down 13.5%) and South Korea (down 9.8%). The Fund made up some of the performance through its underweight in Japan, which was down 5.7% this quarter.

JAPAN

The Japanese equity market was in a consolidation phase for the most part of this year. The solid fundamental improvements during the first half of 1996 propelled equities to the highest closing levels since 1992. Some profit taking and consolidation occurred during May as the market entered a transition from a macro driven environment to a more earnings driven market.

Over the first nine months of 1996 macro conditions in the Japanese economy showed evidence of a meaningful recovery underway, supported by a weakening Yen, economic stimulus packages and record low interest rates. A low interest rate, weaker Yen environment coupled with a 14 trillion Yen stimulus package announced in September 1995 had a very profound impact on GDP, corporate profits and business sentiment during the first half of 1996. Despite continued consensus by G7 to strengthen the Dollar versus the Yen during the Lyon G7 Summit and more favorable developments in Japanese individual company earnings forecasts, investors were thrown into confusion by the dramatic differences between first quarter GDP (up 12.7%) and the weaker than expected Tankan report of August. There were concerns regarding the sustainability of the Japanese economy and the interest rate outlook. A weaker than consensus book-to-bill ratio and uncertainty over U.S. interest rate direction resulted in fairly lackluster volume for the third quarter.

ASIA EX-JAPAN

In the first nine months of this year, Asian markets were generally on an uptrend. But the performances of the countries varied widely. Domestic factors were the key determinants of market directions for the most part of the year. Hong Kong rose 15.8% year-to-date. The markets that were very weak were Thailand and South Korea, which declined by 15.0% and 23.3% respectively. Both were affected by domestic issues such as rising current account deficits, securities margin calls and a rapidly slowing economy.

The best performing market in the third quarter was Hong Kong. Hong Kong benefited mainly from flows into the region. The market had been volatile throughout most of the quarter, moving in line with the volatility in the U.S. equities markets. Half-year earnings came in strong and earnings were gradually revised. Sentiment also turned positive towards China-related stocks. With the U.S. Federal Reserve keeping interest rates unchanged, the market powered ahead further.

Malaysia ended the quarter almost unchanged. The market had initially fallen on fears of disappointing earnings and poor trade figures. But many companies reported stronger than expected half-year earnings. In addition, the trade deficit for the first half of 1996 was only MR 0.8 billion versus MR 5.6 billion for the first half of 1995. This coupled with stable interest rates sparked a strong round of buying. The second board on the Kuala Lumpur Stock Exchange had, by the close of the quarter, outperformed the main board by a broad margin.

The Indian market fell sharply in the third quarter as foreigners sold in anticipation of rising inflation, lower corporate earnings and political uncertainty. The imposition of a minimum tax also caused earnings downgrades in many large corporates. The expected issue of several large-sized GDRs depressed sentiment further.

Thailand came down hard in the third quarter with selling reaching climactic levels. Weak economic numbers had sparked fears of a growth recession, i.e. 6% GDP growth. For the first seven months of this year, exports had grown only 4% and all signs point to a widening of the trade and current account deficits. The slowdown has raised questions about the rapidly deteriorating real estate market and the asset quality of the banks and finance companies which have exposure to real estate. Sentiment was also not helped by a no-confidence motion against the Prime Minister, which eventually culminated in his resignation. In a subsequent surprise move, the parliament was dissolved and general elections were set for November 17.

The other weak market was South Korea, which fell 9.9% in the third quarter. The Korean market continued to be plagued by weak economic numbers. Real GDP growth, for example, slowed to 6.7% in the second quarter of 1996, down from 7.9% in the first quarter. There was also growing concern over the widening trade deficit due to weak exports. South Korean competitiveness deteriorated with the Japanese Yen weakening, where Japan is a major export competitor. Redemption of stock margins and a massive supply of new equity (of close to US$2 billion) coming to the market prompted heavy selling. Even the foreign limit expansion from 18% to 20% on October 1, failed to lift the market towards the close of the quarter.

PORTFOLIO ACTIVITIES

Major purchases were made during the quarter in Hong Kong, Japan, Korea and Thailand. The Fund increased its weighting in Thailand and Korea as these markets have fallen sharply, yielding stocks at attractive valuations.

Sales were made in India, the Philippines and Indonesia. The Fund took its weightings down in Indonesia and the Philippines. The political risks in Indonesia had basically increased due to widening wealth disparity and was heightened when the President underwent a medical examination. The market had risen as high as 23% at one stage. The Fund took advantage of this rise to trim overvalued stocks in the portfolio. In the Philippines, positions were reduced because several stocks had reached unsustainable valuations. India was reduced as the political and economic environment turned less favorable.

MARKET OUTLOOK

Asian markets in general are likely to continue to trend up on the back of sustained economic growth. In Japan, the consensus is increasingly heading towards better corporate earnings, supported by a weaker currency and continued record low interest rates. Furthermore, the bridge from a macro to a micro earnings-driven market will be led by economically sensitive and international blue chip issues and market leadership will emerge in these sectors propelling the overall market to post recovery highs.

Hong Kong should continue to perform well because investors are becoming less and less concerned about the 1997 handover to China. As the Chinese economy should also be stimulated by the recent credit easing. This should bode well for credit-strapped companies and some of the H-share companies are likely to perform well. South Korea continues to be plagued by technical and macroeconomic concerns. Until the macro picture improves, the market as a whole cannot take off.

Malaysia should see interest returning to the big blue chip stocks, which have done less well than the broader market. Earnings are expected to pick up in these larger capitalization companies in the second half of the year. Previous fears about economic over-heating and a widening current account deficit appear to have receded. Liquidity remains ample in the system. Singapore should remain dull in the coming months as no major corporate developments are expected. But the correction in the market has taken it to the low end of its historical range for forward price-earnings ratios. The Philippines is currently trading at a relatively expensive valuation to the region. This will cap the upside on the market. This is demonstrated by the fact that despite very positive macroeconomic news and further upward earnings revision, the market has failed to scale new heights. Political changes in Thailand should be a positive step for the market. Still, there must be earnings momentum and an improving macro picture before the market can take off from here. There are small signs that the economy is rebounding, but remains to be seen whether it can be sustained.

PORTFOLIO STRATEGY

The Asia Pacific region continues to be one of the fastest growing regions in the world. Relatively strong economic growth in the rest of the OECD world should also buoy economic growth in this region. While there could be upward pressures on interest rates stemming from the U.S., the impact should be quite minimal. Over the next few months, the Fund is likely to continue its underweight position in Japan. On the positive side, China is likely to begin its cyclical recovery. This will benefit the region as whole. The Fund will also seek out stocks that will benefit from a stronger Chinese economy. Countries like Thailand and South Korea, whose economies have slowed first, are also likely to see lower interest rates, which should be a good boost to their economies. The Fund is likely to increase its weighting in Thailand and Korea. Both these markets have been sold down to historically low levels but selective stocks appear very attractive. It could be a while before these markets turn upwards; the Fund will use this opportunity to accumulate stocks that offer great value in the long run. The increased allocations in these countries will come mainly from cash.

The Fund successfully completed a rights offering on May 8, 1996, raising approximately $173 million.

Sincerely,

           [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

[SIGNATURE]
Ean Wah Chin
SENIOR PORTFOLIO MANAGER

October 10, 1996

Morgan Stanley Asia-Pacific Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------

                           MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (1)(3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
FISCAL YEAR TO DATE         -7.25%+      --            0.41%+      --           -2.20%       --
ONE YEAR                    10.25+       10.25%+       5.63+        5.63%+       1.54         1.54%
SINCE INCEPTION*           -11.45+       -5.46+        3.17+        1.45+       -4.90        -2.29

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:                                 NINE MONTHS ENDED
                               1994*      1995     SEPTEMBER 30, 1996 (UNAUDITED)
Net Asset Value Per Share       $13.20     $14.34                           $12.67
Market Value Per Share          $12.25     $13.33                           $10.88
Premium/(Discount)               -7.2%      -7.0%                           -14.2%
Income Dividends                 $0.04      $0.05                            $0.35
Capital Gains Distributions      $0.01      $0.02                               --
Fund Total Return (2)           -5.94%      9.24%                           0.41%+
Index Total Return (1)(3)
**                              -5.90%      0.87%                           -2.20%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This return does not include the effect of dilution in connection with the Rights Offering. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The benchmark for investment performance is the weighted average of the percentage change month-on-month of each of four Morgan Stanley Capital International (MSCI) indices; Japan, Combined Asia Free ex-Japan, Australia, and New Zealand, where the weights are based on the respective market capitalizations of these indices at the beginning of the month.
 * The Fund commenced operations on August 2, 1994.
 ** Unaudited.
 +Adjusted for Rights Offering.

Morgan Stanley Asia-Pacific Fund, Inc.
Portfolio Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            94.7%
Short-Term Investments        5.2%
Fixed Income Securities       0.1%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                     3.8%
Banking                        11.9%
Chemicals                       5.4%
Construction & Housing          3.7%
Electrical & Electronics       11.8%
Financial Services              5.0%
Machinery & Engineering         6.2%
Multi-Industry                  6.2%
Real Estate                     8.3%
Telecommunications              7.9%
Other                          29.8%

--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan             39.8%
India             12.8%
Hong Kong         11.9%
Australia          6.9%
Thailand           6.3%
Singapore          5.9%
Korea              3.4%
Malaysia           2.9%
Indonesia          2.7%
Philippines        2.6%
Other              4.8%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*
                                           PERCENT OF NET
                                               ASSETS
                                           ---------------
       1.  Cheung Kong (Holdings) Ltd.              2.1%
       2.  WMC Ltd.                                 1.9
       3.  HSBC Holdings plc                        1.8
       4.  National Australia Bank Ltd.             1.8
       5.  Lend Lease Corp. Ltd.                    1.7

                                           PERCENT OF NET
                                               ASSETS
                                           ---------------
       6.  Hutchison Whampoa Ltd.                   1.6%
       7.  Hong Kong Telecom Ltd.                   1.6
       8.  Broken Hill Proprietary Co.
           Ltd.                                     1.5
       9.  Bangkok Bank Ltd. (Foreign)              1.4
      10.  Hitachi Ltd.                             1.3
                                                    ---
                                                   16.7%
                                                    ---
                                                    ---

--------------------------------------------------------------------------------

* Excludes short-term securities.

INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1996

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
COMMON STOCKS (94.5%)
(Unless otherwise noted)
--------------------------------------------------
----------
AUSTRALIA (6.9%)
BANKING
  National Australia Bank Ltd.                  1,571,884     U.S.$ 16,548
                                                            --------------
ENERGY SOURCES
  Broken Hill Proprietary Co. Ltd.              1,052,964           13,502
                                                            --------------
METALS -- NON-FERROUS
  WMC Ltd.                                      2,645,655           17,026
                                                            --------------
REAL ESTATE
  Lend Lease Corp. Ltd.                           959,277           15,566
                                                            --------------
                                                                    62,642
                                                            --------------
---------------------------------------------------------
------------
CHINA (0.2%)
CHEMICALS
  Jilin Chemical Industrial Co. Ltd. ADR
    'H'                                            68,000              977
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Shandong Huaneng Power Co. Ltd. ADR             125,700            1,132
                                                            --------------
                                                                     2,109
                                                            --------------
---------------------------------------------------------
------------
HONG KONG (11.9%)
BANKING
  HSBC Holdings plc                               899,148           16,685
                                                            --------------
MACHINERY & ENGINEERING
  Cheung Kong Infrastructure                      721,000            1,189
                                                            --------------
MULTI-INDUSTRY
  Citic Pacific Ltd.                            1,533,000            6,938
  Hutchison Whampoa Ltd.                        2,195,000           14,760
  Swire Pacific Ltd. 'A'                        1,040,000            9,314
                                                            --------------
                                                                    31,012
                                                            --------------
REAL ESTATE
  CDL Hotels International                        740,000              402
  Cheung Kong (Holdings) Ltd.                   2,447,000           18,828
  New World Development Co. Ltd.                1,731,000            9,088
  Sun Hung Kai Properties Ltd.                    649,000            6,903
  Wharf (Holdings) Ltd.                         1,198,000            4,957
                                                            --------------
                                                                    40,178
                                                            --------------
TELECOMMUNICATIONS
  Asia Satellite Telecom Holdings                 671,500            1,776
  Hong Kong Telecom Ltd.                        8,050,200           14,574
                                                            --------------
                                                                    16,350
                                                            --------------
TRANSPORTATION -- ROAD & RAIL
  Guangshen Railway ADR                            21,000              399
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS
  China Light & Power Co. Ltd.                    564,000     U.S.$  2,626
                                                            --------------
                                                                   108,439
                                                            --------------
---------------------------------------------------------
------------
INDIA (12.1%)
APPLIANCES & HOUSEHOLD DURABLES
  Peico Electronics & Electric Ltd.               123,582              315
                                                            --------------
AUTOMOBILES
  Apollo Tyres Ltd.                               647,775            2,090
  Apollo Tyres Ltd. (Warrants, expiring
    2/28/98)                                      190,368              290
  Autolec Industries Ltd.                         152,800              261
  Autolite Ltd.                                   232,100              656
  Autopal Industries, Ltd.                         65,000               47
  Bajaj Tempo Ltd. (Rights)                         5,450               52
  Ceat Tyres Ltd.                                 368,000              805
  Escorts Ltd.                                    966,450            2,413
  Hero Honda Ltd.                                  37,150              261
  Jay Bharat Maruti Ltd.                           53,200               46
  Lumax Automatic Parts Industries Ltd.           100,825              221
  MRF Ltd.                                          9,550              763
  Nippondenso India Ltd.                           71,400              240
  Patheja Forgings and Auto Ltd.                  677,700              946
  Rico Auto Industries Ltd.                        82,000              179
  Sona Steering System Ltd.                        56,000               98
  Tata Engineering & Locomotive Ltd.              309,522            3,870
                                                            --------------
                                                                    13,238
                                                            --------------
BANKING
  State Bank of India Ltd.                        793,481            5,626
                                                            --------------
BEVERAGES
  ITC Ltd.                                        440,330            3,709
  United Breweries Ltd.                           149,100              114
                                                            --------------
                                                                     3,823
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Associated Cement Co., Ltd.                     128,209            6,401
  Gujarat Ambuja Cements Ltd.                     256,050            2,112
  India Cements, Ltd.                              75,000              252
  Kesoram Industries Ltd.                         311,100              359
  Madras Cements Ltd.                                  50               15
  Murudeshwar Ceramics Ltd.                        46,000               67
  Panyam Cements & Minerals Ltd.                   27,580              728
  Saurashtra Cement & Chemicals                    26,200               30
                                                            --------------
                                                                     9,964
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
INDIA (CONTINUED)
CHEMICALS
  Asian Paints Ltd.                                71,614     U.S.$    672
  EID Parry Ltd.                                   64,300              126
  Gujarat Narmada Valley Fertilizers
    Ltd.                                          275,000              926
  Gujarat Narmada Valley Fertilizers
    Ltd. 'A'                                      305,450              206
  Gujarat State Fertilisers Ltd.                    6,550               15
  Indian Dyestuff Industries Ltd.                 304,250               94
  Indian Organic Chemical Ltd.                    275,480              131
  Indian Petro Chemical Corp.                   1,140,700            3,560
  Jaysynth Dyechem Ltd.                           145,800              129
  Sudarshan Chemicals                               4,600               15
  United Phosphorous Ltd.                          97,500              543
                                                            --------------
                                                                     6,417
                                                            --------------
CONSTRUCTION & HOUSING
  Hindustan Construction Co.                      257,100              252
  Nagarjuna Construction Ltd.                     151,200              361
                                                            --------------
                                                                       613
                                                            --------------
DATA PROCESSING & REPRODUCTION
  Modi Xerox Ltd.                                  16,850               53
                                                            --------------
ELECTRICAL & ELECTRONICS
  BPL Ltd.                                        263,000              273
  Bajaj Electricals Ltd.                           16,350              205
                                                            --------------
                                                                       478
                                                            --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Infosys Technology Ltd.                           9,600              178
  Rolta India Ltd.                                999,500              407
  S & S Power Switchgear Ltd.                      63,550              204
  Samtel India Ltd.                                 1,000                1
  Vikas WSP Ltd.                                  225,000              871
  Viral Filaments Ltd.                              5,000                9
                                                            --------------
                                                                     1,670
                                                            --------------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals Ltd.                 2,042,000           10,239
  Crompton Greaves Ltd.                           455,410            2,117
  KEC International Ltd.                          350,000              667
                                                            --------------
                                                                    13,023
                                                            --------------
FINANCIAL SERVICES
  Housing Development Finance Corp. Ltd.          161,360           10,405
  Industrial Finance Corp (India) Ltd.          1,294,800            1,235
                                                            --------------
                                                                    11,640
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Dhampur Sugar Mills Ltd.                        141,850              209
                                                            --------------
FOREST PRODUCTS & PAPER
  Ballarpur Industries Ltd.                       232,264              494
  ITC Bhadrachalam Paperboards Ltd.               193,750              418
                                                            --------------
                                                                       912
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
HEALTH & PERSONAL CARE
  Godrej Soaps Ltd.                               197,700     U.S.$    218
  Hoechst India Ltd.                               50,650              391
  Sun Pharmaceutical Industries Ltd.              161,600              993
  TTK Biomed Ltd.                                  21,500               14
                                                            --------------
                                                                     1,616
                                                            --------------
LEISURE & TOURISM
  ITC Hotels Ltd.                                 279,255              916
                                                            --------------
MACHINERY & ENGINEERING
  Artson Engineering Ltd.                         234,700              135
  DGP Windsor India Ltd.                          218,800              681
  Esab India Ltd.                                 307,265              690
  Flat Products Equipments (India) Ltd.           174,900              828
  Hindustan Power Plus Ltd.                        70,600              201
  Thermax Ltd.                                     31,900              371
  Veejay Lakshmi Engineering Ltd.                 150,700              380
                                                            --------------
                                                                     3,286
                                                            --------------
METALS -- STEEL
  Special Steels Ltd.                             464,800              965
  Special Steels Ltd. (Rights)                      3,290                6
  Tata Iron & Steel Co. Ltd.                       47,790              230
                                                            --------------
                                                                     1,201
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Amforge Industries Ltd.                          34,855               38
  Amforge Industries Ltd. (Warrants,
    expiring 7/1/97)                                5,150               --
  Bharat Forge Co. Ltd.                           260,000              760
  Cosmo Films Ltd.                                175,000              243
  Essel Packaging Ltd.                            146,300              533
  Hindustan Development Corp.                   1,085,430              502
  ITW Signode India Ltd.                          329,732              714
  Polyplex Ltd.                                   225,000              187
  Suashish Diamonds Ltd.                           71,600              104
  Supreme Industries Ltd.                         178,624            1,117
  Wimco Ltd.                                      422,200              198
                                                            --------------
                                                                     4,396
                                                            --------------
MULTI-INDUSTRY
  Bajaj Hindustan Ltd.                             21,000               29
  Indian Rayon & Industries Ltd.                      800                8
  JK Corp. Ltd. GDR                                61,140               69
  JK Corp. Ltd. GDR                               249,240              280
  Max India Ltd. -- New                           100,000              743
  @Morgan Stanley Growth Fund                  17,514,300            3,365
  Straw Products Ltd.                                 100               --
  UTI MasterShares Ltd.                         2,268,290              856
  Voltas Ltd.                                     147,950              148
  VXL Ltd.                                        847,000              459
                                                            --------------
                                                                     5,957
                                                            --------------
REAL ESTATE
  Alacrity Housing Ltd.                           381,000              209
                                                            --------------
RECREATION, OTHER CONSUMER GOODS
  Tube Investments of India Ltd.                  109,450              273
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
INDIA (CONTINUED)
TELECOMMUNICATIONS
  Mahanagar Telephone Nigam Ltd.                  412,600     U.S.$  2,381
  Videsh Sanchar Nigam Ltd.                       234,600            6,712
                                                            --------------
                                                                     9,093
                                                            --------------
TEXTILES & APPAREL
  Century Textile & Industry Ltd.                  11,038              941
  Coates of India Ltd.                            100,700              499
  DCL Polyesters Ltd.                             195,000               68
  Garware Plastics & Polyester                    191,250              511
  G.T.N. Textiles Ltd.                            243,000              457
  Indo Rama Synthetics                            483,000              427
  Indo Rama Synthetics Ltd. -- New                 46,170               41
  Indo Rama Synthetics (Rights)                       180               --
  J.K. Synthetics Ltd.                            689,834              288
  Mahavir Spinning Mills Ltd.                     173,886              329
  Morajee Goculdas Spinning Ltd.                  125,000              196
  Raymond Ltd.                                    253,724            1,592
  Viniyoga Clothes Ltd.                           486,600               55
  Viral Syntex Ltd.                                 5,000                4
                                                            --------------
                                                                     5,408
                                                            --------------
TRANSPORTATION -- ROAD & RAIL
  Container Corp. of India Ltd.                 1,199,600            7,302
                                                            --------------
TRANSPORTATION -- SHIPPING
  Great Eastern Shipping Ltd. 'A'               1,883,555            1,862
                                                            --------------
                                                                   109,500
                                                            --------------
---------------------------------------------------------
------------
INDONESIA (2.7%)
AUTOMOBILES
  Astra International (Foreign)                 1,166,500            2,285
                                                            --------------
BANKING
  Bank International Indonesia (Foreign)        1,354,595            1,983
                                                            --------------
BEVERAGES
  Gudang Garam (Foreign)                        1,076,000            4,053
                                                            --------------
CHEMICALS
  Sorini Corp. (Foreign)                        2,700,000            1,743
                                                            --------------
FOREST PRODUCTS & PAPER
  Barito Pacific Timber (Foreign)               1,157,000              710
  Indah Kiat Pulp & Paper (Foreign)             2,434,520            1,860
                                                            --------------
                                                                     2,570
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Charoen Pokphand Indonesia (Foreign)            874,000            1,166
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
TELECOMMUNICATIONS
  Telekomunikasi Indonesia (Foreign)            5,559,000     U.S.$  8,615
                                                            --------------
TOBACCO
  Hanjaya Mandala Sampoerna (Foreign)             194,500            1,892
                                                            --------------
                                                                    24,307
                                                            --------------
---------------------------------------------------------
------------
JAPAN (39.6%)
AEROSPACE & MILITARY TECHNOLOGY
  Mitsubishi Heavy Industries Ltd.              1,150,000            9,347
                                                            --------------
APPLIANCES & HOUSEHOLD DURABLES
  Rinnai Corp.                                    109,100            2,503
                                                            --------------
AUTOMOBILES
  Asahi Tec Corp.                                 443,000            2,997
  Kansei Corp.                                    154,000            1,305
  Nissan Motor Co.                                900,000            7,250
  Suzuki Motor Co. Ltd.                           630,000            7,679
                                                            --------------
                                                                    19,231
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Nippon Pillar Packing Co.                       157,000            1,449
  Sangetsu Co. Ltd.                               100,000            2,321
  Sanwa Shutter Corp. Ltd.                        472,000            3,984
  Sanwa Shutter Corp. Ltd. (Warrants,
    expiring 1/20/98)                               2,400              780
  Seksui House Ltd.                               100,000            1,093
                                                            --------------
                                                                     9,627
                                                            --------------
BUSINESS & PUBLIC SERVICES
  Dai Nippon Printing Co. Ltd.                    370,000            6,896
                                                            --------------
CHEMICALS
  Daicel Chemical Industries Ltd.                 912,000            4,822
  Fuji Photo Film Ltd.                            240,000            7,291
  Kaneka Corp.                                    899,000            5,518
  Mitsubishi Chemical Corp.                     1,510,000            6,360
  Nifco, Inc.                                     330,000            3,696
  Okura Industrial Co. Ltd.                       434,000            2,858
  Sekisui Chemical Co.                            760,000            8,990
                                                            --------------
                                                                    39,535
                                                            --------------
CONSTRUCTION & HOUSING
  Kyudenko Co. Ltd.                               389,000            4,985
  Matsui Construction Co.                         171,000            1,364
  Nishio Rent All Co.                             122,100            2,626
  Nishio Rent All Co. (Warrants,
    expiring 2/20/98)                               1,055              376
  Ohbayashi Corp.                                 820,000            6,716
  Taisei Corp. Ltd.                             1,080,000            6,997
  Yahagi Construction Co.                         238,000            1,761
                                                            --------------
                                                                    24,825
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
JAPAN (CONTINUED)
ELECTRICAL & ELECTRONICS
  Canon, Inc.                                     450,000     U.S.$  8,831
  Hitachi Ltd.                                  1,185,000           11,468
  Kyocera Corp.                                    60,000            4,274
  Kyocera Corp. (Warrants, expiring
    1/23/98)                                        1,450            1,803
  Matsushita Communication Industrial
    Co.                                           281,000            7,604
  Matsushita Electric Industrial Co.
    Ltd.                                          562,000            9,417
  NEC Corp.                                       975,000           11,445
  Nintendo Ltd.                                   130,000            8,329
  Ricoh Co. Ltd.                                  706,000            7,212
  Sony Corp.                                      155,000            9,764
  Stanley Electric Co.                            690,000            4,261
  Tokyo Electron Ltd.                             245,000            7,092
  Toshiba Corp.                                 1,630,000           11,263
                                                            --------------
                                                                   102,763
                                                            --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Mitsumi Electric Co. Ltd.                       388,000            6,781
  Murata Manufacturing Co.                        130,000            4,636
  TDK Corp.                                       145,000            9,004
                                                            --------------
                                                                    20,421
                                                            --------------
FINANCIAL SERVICES
  Hitachi Credit Corp.                            188,000            3,336
  Nikko Securities Co.                            757,000            8,072
  Nomura Securities Co., Ltd.                     435,000            7,991
  Sumitomo Lease Co.                              102,000              511
                                                            --------------
                                                                    19,910
                                                            --------------
HEALTH & PERSONAL CARE
  Sankyo Co. Ltd.                                 323,000            8,249
  Secom Co.                                       130,000            8,213
  Yamanouchi Pharmaceutical Co.                   290,000            6,133
                                                            --------------
                                                                    22,595
                                                            --------------
INSURANCE
  Nichido Fire & Marine Insurance Co.             215,000            1,507
  Sumitomo Marine & Fire Co.                      642,000            5,051
                                                            --------------
                                                                     6,558
                                                            --------------
MACHINERY & ENGINEERING
  Amada Co. Ltd.                                  667,000            6,156
  Daifuku Co. Ltd.                                431,000            5,909
  Daikin Kogyo Co.                                600,000            5,860
  Fuji Machine Co.                                329,000            8,402
  Kurita Water Industries Ltd.                    274,000            5,918
  Tsubakimoto Chain Co.                           872,000            5,689
                                                            --------------
                                                                    37,934
                                                            --------------
REAL ESTATE
  Daibiru Corp.                                   308,000            3,947
  Keihanshin Real Estate Co.                      205,000            1,635
  Mitsubishi Estate Co. Ltd.                      597,000            8,185
                                                            --------------
                                                                    13,767
                                                            --------------
RECREATION, OTHER CONSUMER GOODS
  Square Co. Ltd.                                  51,900            2,976
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
TELECOMMUNICATIONS
  Nippon Telephone & Telegraph Corp.                  982     U.S.$  7,216
                                                            --------------
TEXTILES & APPAREL
  Japan Vilene Co. Ltd.                           304,000            1,751
                                                            --------------
TRANSPORTATION -- ROAD & RAIL
  Nippon Konpo Unyu Soko Co.                      245,000            2,028
                                                            --------------
WHOLESALE & INTERNATIONAL TRADE
  FamilyMart                                      162,000            7,243
  Inabata & Co.                                   406,000            2,911
                                                            --------------
                                                                    10,154
                                                            --------------
                                                                   360,037
                                                            --------------
---------------------------------------------------------
------------
KOREA (3.4%)
APPLIANCES & HOUSEHOLD DURABLES
  Samsung Electronics Co. (Foreign)                41,873            3,285
  Samsung Electronics Co. RFD                      12,619              990
                                                            --------------
                                                                     4,275
                                                            --------------
BANKING
  Kookmin Bank GDR                                 82,000            2,060
  Housing & Commercial Bank, Korea                 67,550            1,706
  Shinhan Bank Co. Ltd. (Foreign)                  42,040              972
                                                            --------------
                                                                     4,738
                                                            --------------
CONSTRUCTION & HOUSING
  Hyundai Engineering (Foreign)                   135,502            4,167
  Hyundai Engineering (Foreign) RFD                 7,889              242
                                                            --------------
                                                                     4,409
                                                            --------------
METALS -- STEEL
  Pohang Iron & Steel ADR                         161,500            3,453
                                                            --------------
TELECOMMUNICATIONS
  Korea Mobile Telecom (Foreign)                    5,560            6,149
  LG Information & Communication Ltd.              35,620            4,377
                                                            --------------
                                                                    10,526
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Korea Electric Power (Foreign)                   95,920            3,170
                                                            --------------
                                                                    30,571
                                                            --------------
---------------------------------------------------------
------------
MALAYSIA (2.9%)
BANKING
  Malayan Banking Bhd                             430,000            4,272
                                                            --------------
LEISURE & TOURISM
  Genting Bhd                                     441,000            3,202
                                                            --------------
MACHINERY & ENGINEERING
  United Engineers Ltd.                           584,000            4,520
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
MALAYSIA (CONTINUED)
MULTI-INDUSTRY
  Renong Bhd                                    2,468,000     U.S.$  3,781
  Renong Bhd (Warrants, expiring
    11/21/00)                                     683,500              284
  Renong Bhd 4.00%, 5/21/01, CULS               1,093,600              402
                                                            --------------
                                                                     4,467
                                                            --------------
TELECOMMUNICATIONS
  Telekom Malaysia Bhd                            847,000            7,468
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Tenaga Nasional Bhd                             563,000            1,978
                                                            --------------
                                                                    25,907
                                                            --------------
---------------------------------------------------------
------------
PHILIPPINES (2.6%)
CONSTRUCTION & HOUSING
  DMCI Holdings, Inc.                           4,947,000            3,677
                                                            --------------
ENERGY SOURCES
  Petron Corp.                                  8,909,375            3,226
                                                            --------------
MULTI-INDUSTRY
  Ayala Corp. 'B'                                 727,900              832
  JG Summit Holdings 'B'                       11,933,700            3,776
                                                            --------------
                                                                     4,608
                                                            --------------
REAL ESTATE
  Ayala Land, Inc. 'B'                          2,126,025            2,593
  C&P Homes, Inc.                                 862,200              583
  SM Prime Holdings, Inc.                       9,637,680            2,241
                                                            --------------
                                                                     5,417
                                                            --------------
TELECOMMUNICATIONS
  Philippine Long Distance Telephone 'B'           64,250            3,992
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Manila Electric Co. 'B'                         370,851            2,744
                                                            --------------
                                                                    23,664
                                                            --------------
---------------------------------------------------------
------------
SINGAPORE (5.9%)
BANKING
  Development Bank of Singapore
    (Foreign)                                     884,000           10,860
  Oversea-Chinese Banking Corp.
    (Foreign)                                     528,000            6,337
  United Overseas Bank (Foreign)                  979,200            9,526
                                                            --------------
                                                                    26,723
                                                            --------------
BEVERAGES
  Fraser & Neave                                  388,400            3,999
                                                            --------------
BROADCASTING & PUBLISHING
  Singapore Press Holdings (Foreign)              120,000            2,190
                                                            --------------
FINANCIAL SERVICES
  Kay Hian Holdings Ltd. (Foreign)              1,416,000            1,257
                                                            --------------
MACHINERY & ENGINEERING
  Keppel Corp.                                    978,000            7,571
  Sembawang Corp.                                 369,000            1,729
                                                            --------------
                                                                     9,300
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
MULTI-INDUSTRY
  Singapore Technologies Industrial
    Corp.                                       1,990,000     U.S.$  4,720
  Straits Steamship Land Ltd.                   1,469,000            4,798
                                                            --------------
                                                                     9,518
                                                            --------------
                                                                    52,987
                                                            --------------
---------------------------------------------------------
------------
THAILAND (6.3%)
BANKING
  Bangkok Bank Ltd. (Foreign)                     958,300           12,513
  Siam Commercial Bank Co. Ltd.
    (Foreign)                                     632,500            7,662
  Thai Farmers Bank Ltd. (Foreign)              1,024,000           10,794
  Thai Farmers Bank Ltd. (Warrants
    expiring 9/15/02)                             128,000              343
                                                            --------------
                                                                    31,312
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Siam Cement Co. Ltd. (Foreign)                   41,000            1,671
                                                            --------------
ELECTRICAL & ELECTRONICS
  Shinawatra Computer Co. Ltd. (Foreign)          234,800            4,027
                                                            --------------
FINANCIAL SERVICES
  Finance One Co. Ltd. (Foreign)                1,119,527            6,605
  National Finance & Securities Co. Ltd.
    (Foreign)                                     792,400            2,712
  Phatra Thanakit Co. Ltd. (Foreign)              513,135            2,926
                                                            --------------
                                                                    12,243
                                                            --------------
TELECOMMUNICATIONS
  Advanced Information Services Co. Ltd.
    (Foreign)                                     136,300            1,769
  Advanced Information Services Co. Ltd.
    (Local)                                       185,800            2,543
  TelecomAsia Corp. Ltd. (Foreign)                920,000            1,864
  United Communications Industry
    (Foreign)                                     175,000            1,597
  United Communications Industry (Local)           60,000              624
                                                            --------------
                                                                     8,397
                                                            --------------
                                                                    57,650
                                                            --------------
---------------------------------------------------------
------------
TOTAL COMMON STOCKS
(Cost U.S. $881,978)                                               857,813
                                                            --------------
---------------------------------------------------------
------------

                                                     FACE
                                                   AMOUNT            VALUE
                                                    (000)            (000)
---------------------------------------------------------
------------
FIXED INCOME SECURITIES (0.1%)
---------------------------------------------------------
------------
INDIA (0.1%)
METALS -- STEEL
  Special Steels Ltd. 14.00%, 12/6/02     INR       3,290     U.S.$      4
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Amforge Industries, Zero Coupon,
    12/1/96                                         5,150                5
                                                            --------------
MULTI-INDUSTRY
  Max India Part B, Zero Coupon, 12/1/96          100,000              734
                                                            --------------
---------------------------------------------------------
------------
TOTAL FIXED INCOME SECURITIES
  (Cost U.S. $755)                                                     743
                                                            --------------
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (4.3%)
---------------------------------------------------------
------------
UNITED STATES (4.3%)
REPURCHASE AGREEMENT
Chase   Securities,  Inc.  5.40%,  dated
   9/30/96,   due    10/1/96,   to    be
   repurchased at U.S. $39,056,
   collateralized by U.S. $36,945 United
   States   Treasury  Notes  9.00%,  due
   5/15/98, valued at
   U.S.$39,727 (Cost $39,050)             U.S.$     39,050          39,050
                                                            --------------
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.8%)
  Hong Kong Dollar                         HKD        915              118
  Indian Rupee                            INR     199,246            5,589
  Indonesian Rupiah                       IDR      12,773                5
  Japanese Yen                            JPY      218,772           1,960
  Korean Won                               KRW     70,958               86
  Philippine Peso                          PHP        428               16
  Singapore Dollar                         SGD        129               93
                                                            --------------
  (Cost U.S. $7,913)                                                 7,867
                                                            --------------
---------------------------------------------------------
------------
                                                   AMOUNT            VALUE
                                                    (000)            (000)

---------------------------------------------------------
------------
TOTAL INVESTMENTS (99.7%)
  (Cost U.S. $929,696)                                       U.S.$ 905,473
                                                            --------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (0.3%)
  Other Assets                            U.S.$    225,818
  Liabilities                                    (223,220)           2,598
                                          ---------------   --------------
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 71,654,508 issued and outstanding U.S.
    $0.01 par value shares (200,000,000 shares
    authorized)                                             U.S.$  908,071

                                                              ------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                     U.S.$  12.67

                                                              ------------
---------------------------------------------------------
------------

      ADR     --      American Depositary Receipt.
     CULS     --      Convertible Unsecured Loan Stock.
      RFD     --      Ranked for Dividend
      GDR     --      Global Depositary Receipt
        @     --      The Fund is advised by an affiliate
    NOTE:             Prior Governmental approval for foreign
                      investments may be required under certain
                      circumstances in some markets, and foreign
                      ownership limitations may also be imposed by the
                      charters of individual companies in such
                      markets. As a result, an additional class of
                      shares designated as "foreign" may be created
                      and offered for investment. The "local" and
                      "foreign" shares' market values may vary.

                                       12